PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2018
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

US$ MILLIONS	Utilities Assets	Transport Assets	Energy Assets	Total Assets
Gross Carrying Amount:
Balance at January 1, 2017	$2,895	$2,362	$2,380	$7,637
Additions, net of disposals	349	104	95	548
Non-cash (disposals), net of additions	—	—	(14)	(14)
Acquisitions through business combinations(1)	—	—	100	100
Net foreign currency exchange differences	227	191	68	486
Balance at December 31, 2017	$3,471	$2,657	$2,629	$8,757
Additions, net of disposals	230	28	48	306
Acquisitions through business combinations(1)	487	—	—	487
Non-cash (disposals), net of additions	(23)	(21)	—	(44)
Net foreign currency exchange differences	(86)	(130)	(48)	(264)
Balance at June 30, 2018	$4,079	$2,534	$2,629	$9,242
Accumulated depreciation:
Balance at January 1, 2017	$(383)	$(517)	$(258)	$(1,158)
Depreciation expense	(118)	(147)	(117)	(382)
Non-cash disposals	19	21	—	40
Disposals	—	—	5	5
Net foreign currency exchange differences	(28)	(44)	(13)	(85)
Balance at December 31, 2017	$(510)	$(687)	$(383)	$(1,580)
Depreciation expense	(70)	(73)	(65)	(208)
Disposals	2	13	—	15
Net foreign currency exchange differences	6	35	8	49
Balance at June 30, 2018	$(572)	$(712)	$(440)	$(1,724)
Accumulated fair value adjustments:
Balance at January 1, 2017	$1,043	$782	$352	$2,177
Fair value adjustments	137	24	257	418
Net foreign currency exchange differences	78	67	20	165
Balance at December 31, 2017	$1,258	$873	$629	$2,760
Net foreign currency exchange differences	(2)	(43)	(12)	(57)
Balance at June 30, 2018	$1,256	$830	$617	$2,703
Net book value:
December 31, 2017	$4,219	$2,843	$2,875	$9,937
June 30, 2018	$4,763	$2,652	$2,806	$10,221

1.	Refer to Note 5 Acquisition of Businesses.